Foreign Operations (Details) - Schedule of Financial Data By Geographic Area - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Reportable Geographical Components [Member]
Foreign Operations (Details) - Schedule of Financial Data By Geographic Area [Line Items]
Revenues by geographic area	$ 2,057	$ 2,576	$ 5,161	$ 5,225	$ 19,418	$ 15,995
Operating (loss) income by geographic area	(6,657)	(9,373)	(14,839)	(18,611)	56,700	72,743
Net (loss) income from continuing operations by geographic area	(7,329)	(8,965)	(19,651)	(19,748)
Identifiable assets by geographic area	30,445		30,445		57,635
Long lived assets by geographic area	5,129		5,129		5,854
Geography Eliminations [Member]
Foreign Operations (Details) - Schedule of Financial Data By Geographic Area [Line Items]
Revenues by geographic area	(483)	(142)	(1,038)	(232)	(3,091)	(3,251)
Operating (loss) income by geographic area		1		(1)	3	11
Net (loss) income from continuing operations by geographic area		(10)	1
Identifiable assets by geographic area	(42,565)		(42,565)		(102,223)
Long lived assets by geographic area
UNITED STATES | Reportable Geographical Components [Member]
Foreign Operations (Details) - Schedule of Financial Data By Geographic Area [Line Items]
Revenues by geographic area	1,340	1,427	3,255	2,970	13,458	10,990
Operating (loss) income by geographic area	(5,394)	(6,512)	(12,756)	(14,181)	42,852	60,450
Net (loss) income from continuing operations by geographic area	(6,152)	(6,144)	(17,685)	(15,415)
Identifiable assets by geographic area	51,794		51,794		133,382
Long lived assets by geographic area	2,294		2,294		2,538
CANADA | Reportable Geographical Components [Member]
Foreign Operations (Details) - Schedule of Financial Data By Geographic Area [Line Items]
Revenues by geographic area					2,061	2,638
Operating (loss) income by geographic area					7,177	6,451
Net (loss) income from continuing operations by geographic area
Identifiable assets by geographic area					5,484
Long lived assets by geographic area
INDIA | Reportable Geographical Components [Member]
Foreign Operations (Details) - Schedule of Financial Data By Geographic Area [Line Items]
Revenues by geographic area	294	141	793	267	1,830	1,626
Operating (loss) income by geographic area	16	45	120	84	(208)	(146)
Net (loss) income from continuing operations by geographic area	19	45	124	84
Identifiable assets by geographic area	712		712		682
Long lived assets by geographic area	23		23		3
GERMANY | Reportable Geographical Components [Member]
Foreign Operations (Details) - Schedule of Financial Data By Geographic Area [Line Items]
Revenues by geographic area	763	1,023	1,918	1,971	4,583	3,593
Operating (loss) income by geographic area	(1,092)	(2,690)	(1,923)	(4,108)	6,121	5,629
Net (loss) income from continuing operations by geographic area	(1,009)	(2,639)	(1,811)	(4,012)
Identifiable assets by geographic area	20,056		20,056		19,599
Long lived assets by geographic area	2,810		2,810		3,308
UNITED KINGDOM | Reportable Geographical Components [Member]
Foreign Operations (Details) - Schedule of Financial Data By Geographic Area [Line Items]
Revenues by geographic area	139	125	229	243	406	392
Operating (loss) income by geographic area	(1)	46	(5)	59	(17)	2
Net (loss) income from continuing operations by geographic area	(1)	46	(5)	59
Identifiable assets by geographic area	362		362		277
Long lived assets by geographic area					1
IRELAND | Reportable Geographical Components [Member]
Foreign Operations (Details) - Schedule of Financial Data By Geographic Area [Line Items]
Revenues by geographic area	4	2	4	6	6	7
Operating (loss) income by geographic area	(186)	(263)	(275)	(464)	673	346
Net (loss) income from continuing operations by geographic area	(186)	(263)	(275)	(464)
Identifiable assets by geographic area	86		86		19
Long lived assets by geographic area	2		2		4
PHILIPPINES | Reportable Geographical Components [Member]
Foreign Operations (Details) - Schedule of Financial Data By Geographic Area [Line Items]
Revenues by geographic area					165
Operating (loss) income by geographic area					99
Net (loss) income from continuing operations by geographic area
Identifiable assets by geographic area					415
Long lived assets by geographic area